13. Investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Properties Details
Investment properties, beginning	R$ 57,968	R$ 56,957	R$ 54,039
Transfers		1,231	9,182
Write-offs and disposals	(244)	(124)	(5,859)
Reversal of estimated losses		10
Depreciation	(72)	(106)	(405)
Investment properties, ending	R$ 57,652	R$ 57,968	R$ 56,957